Provision for Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 11. PROVISION FOR INCOME TAXES

There was no current or deferred income tax provision for the 6 months ended December 31, 2020 and 2019.

The Company’s deferred tax assets as of December 31, 2020 and 2019 consist of the following:

	As of December 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net-operating loss carryforward	$2,985,160	$2,328,958
Stock-based compensation	425,412	302,860
Total Deferred Tax Assets	3,410,572	2,631,818
Valuation allowance	(3,410,572)	(2,631,818)
Deferred Tax Asset, Net	$-	$-

The Company maintains a valuation allowance on deferred tax assets due to the uncertainty regarding the ability to utilize these deferred tax assets in the future. At December 31, 2020, the Company had potential utilizable aggregate gross net operating loss carryforwards (“NOLs”) of approximately $8.6 million. NOLs for the periods ending June 30, 2018 and prior begin to expire in 2037. NOLs for the periods ending December 31, 2020 and 2019, in accordance with changes to the U.S. Internal Revenue Code, have no expiration.

Section 382 of the U.S. Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. The Company has not completed a Section 382 analysis of the NOL carryforwards. Consequently, the Company’s NOL carryforwards may be subject to annual limitations under Section 382.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. As a result of the uncertainly in the realization of the Company’s deferred tax assets, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2020 and December 31, 2019. The Company’s valuation allowance increased by $0.25 million and $0.47 million during the six months ended December 31, 2020 and 2019, respectfully.

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Six Months Ended December 31,	For the Six Months Ended December 31,
	2020	2019
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	22.10%	14.60%
Change in Valuation Allowance	12.46%	19.96%
Income Taxes Provision (Benefit)	0.00	0.00

NOTE 11. PROVISION FOR INCOME TAXES

There was no current or deferred income tax provision for the years ended June 30, 2020 and June 30, 2019.

The Company’s deferred tax assets as of June 30, 2020 and 2019 consist of the following:

	As of June 30,	As of June 30,
	2020	2019
Deferred tax assets:
Net-operating loss carryforward	$2,811,156	$1,917,702
Stock-based compensation	348,013	241,360
Total Deferred Tax Assets	3,159,169	2,159,062
Valuation allowance	(3,159,169)	(2,159,062)
Deferred Tax Asset, Net	$-	$-

The Company maintains a valuation allowance on deferred tax assets due to the uncertainty regarding the ability to utilize these deferred tax assets in the future. At June 30, 2020, the Company had potential utilizable aggregate gross net operating loss carryforwards (“NOLs”) of approximately $8.1 million. NOLs for the periods ending June 30, 2018 and prior begin to expire in 2037. NOLs for the periods ending June 30, 2020 and 2019, in accordance with changes to the U.S. Internal Revenue Code, have no expiration.

Section 382 of the U.S. Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. The Company has not completed a Section 382 analysis of the NOL carryforwards. Consequently, the Company’s NOL carryforwards may be subject to annual limitations under Section 382.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. As a result of the uncertainly in the realization of the Company’s deferred tax assets, the Company has provided a valuation allowance for the full amount of the deferred tax assets at June 30, 2020 and June 30, 2019. The Company’s valuation allowance increased by $1.0 million and $1.26 million during the years ended June 30, 2020 and 2019, respectfully. The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the year ended	For the year ended
	June 30,	June 30,
	2020	2019
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	14.50%	12.60%
Change in Valuation Allowance	20.06%	21.96%
Income Taxes Provision (Benefit)	0.00	0.00

Upon completion of its 2020 U.S. income tax return in 2021, the Company may identify additional remeasurement adjustments. We will continue to assess our provision for income taxes as future guidance is issued, but do not currently anticipate significant revisions will be necessary.